SUPPLEMENT DATED AUGUST 19, 2013
to

PROSPECTUS DATED APRIL 29, 2013
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE

PROSPECTUSES DATED APRIL 29, 2011
FOR SUN PROTECTOR VARIABLE UNIVERSAL LIFE
AND FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

I.
Effective August 2, 2013, Delaware Life Holdings, LLC (“Delaware Life”) became the owner of Sun Life Assurance Company of Canada (U.S.), which is the immediate parent of the Company.  Delaware Life is a limited liability company formed under the laws of Delaware on December 12, 2012.  Delaware Life is ultimately controlled by Todd L. Boehly and Mark R. Walter.

II.
Pursuant to the approval by the Board of Trustees of the MFS Total Return Portfolio (“the Fund”) and its shareholders, the Fund was reorganized into the MFS Total Return Series, effective at close of business on August 16, 2013.

MFS Total Return Portfolio is no longer available for investment and all references to the Fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SUPPLEMENT DATED AUGUST 19, 2013
to

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2013
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

The first two paragraphs under the heading “The Company and the Variable Account” in the Statement of Additional Information are replaced with the following:

Effective August 2, 2013, the parent of Sun Life Assurance Company of Canada (U.S.), which is the parent of Sun Life Insurance and Annuity Company of New York, is Delaware Life Holdings, LLC (“Delaware Life”).  Delaware Life is a limited liability company formed under the laws of Delaware on December 12, 2012.  Delaware Life is ultimately controlled by Todd L. Boehly and Mark R. Walter.  Messrs. Boehly and Walter ultimately control the Company through the following intervening companies:  Sun Life Assurance Company of Canada (U.S.), Delaware Life, Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, Delaware Life Equity Investors, LLC, DLICM, LLC and DLICT, LLC.  The nature of the business of Messrs. Boehly and Walter and these intervening companies is investing in companies engaged in the business of life insurance and annuities.

Please retain this supplement with your statement of additional information for future reference.